Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents:
Cash and due from banks	$ 4,359,616	$ 4,206,974
Interest bearing deposits	18,119,554	9,966,826
Federal funds sold	7,738,000	2,004,000
Total cash and cash equivalents	30,217,170	16,177,800
Time deposits with other banks	750,000	1,000,000
Investment securities:
Securities available-for-sale	28,235,661	26,955,350
Securities held-to-maturity (estimated fair value of $308,955 in 2011 and $309,023 in 2010)	299,921	299,885
Nonmarketable equity securities	259,100	302,300
Total investment securities	28,794,682	27,557,535
Loans receivable	93,808,071	105,297,684
Less allowance for loan losses	(1,967,069)	(2,019,497)
Loans receivable, net	91,841,002	103,278,187
Premises and equipment, net	2,801,575	2,903,212
Accrued interest receivable	664,266	785,859
Other real estate owned	3,290,077	2,764,189
Other assets	1,091,864	1,361,893
Total assets	159,450,636	155,828,675
Deposits:
Noninterest-bearing transaction accounts	13,878,196	14,077,860
Interest-bearing transaction accounts	22,621,602	21,295,198
Money market savings accounts	4,865,739	4,116,167
Savings	16,606,425	14,452,567
Time deposits $100,000 and over	46,260,817	46,142,153
Other time deposits	36,591,782	37,499,876
Total deposits	140,824,561	137,583,821
Accrued interest payable	279,389	451,331
Other liabilities	118,264	154,686
Total liabilities	141,222,214	138,189,838
Commitments and contingencies - Notes 4 and 10
Shareholders' Equity:
Preferred stock, $5 par value, 3,000,000 shares authorized and unissued
Common stock, $5 par value, 3,000,000 shares authorized; 300,000 shares issued	1,500,000	1,500,000
Capital surplus	1,737,924	1,737,924
Retained earnings	18,969,210	18,782,807
Accumulated other comprehensive income (loss)	338,430	(64,752)
Treasury stock (66,997 shares in 2011 and 2010)	(4,317,142)	(4,317,142)
Total shareholders' equity	18,228,422	17,638,837
Total liabilities and shareholders' equity	$ 159,450,636	$ 155,828,675